SCHEDULE OF COST OF SALES (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Direct mining and milling costs	[1]	$ 5,744	$ 5,916	$ 11,186	$ 12,372
Write-down of materials and supplies		532		532
Changes in inventories	[2]	45	(102)	238	(405)
Depletion and amortization		2,939	1,773	5,217	3,563
Cost of sales		$ 9,260	$ 7,587	$ 17,173	$ 15,530

[1]	Direct mining and milling costs include personnel, general and administrative, fuel, electricity, maintenance and repair costs as well as operating supplies, external consulting and transport fees.
[2]	Changes in inventories reflect the net cost of ore and concentrate (i) sold during the current period but produced in a previous period (an addition to direct mining and milling costs) or (ii) produced but not sold in the current period (a deduction from direct mining and milling costs).